RESTRICTED SHARE UNITS - Summary of Movement in Number of RSU Outstanding (Details) - RSU shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Weighted average grant date fair value
Outstanding at January 1 (in dollars per share) | $ / shares	$ 26.0613	$ 18.3704	$ 15.1808
Granted during the year (in dollars per share) | $ / shares	28.3264	29.6040	20.5695
Vested during the year (in dollars per share) | $ / shares	23.3709	17.7836	15.1354
Forfeited during the year (in dollars per share) | $ / shares	26.4399	21.5612	17.3746
Outstanding at December 31 (in dollars per share) | $ / shares	$ 28.1399	$ 26.0613	$ 18.3704
Number of RSU
Outstanding at January 1 (in shares) | shares	4,949	3,386	2,601
Granted during the year (in shares) | shares	2,243	3,429	2,200
Vested during the year (in shares) | shares	(1,879)	(1,455)	(915)
Forfeited during the year (in shares) | shares	(534)	(411)	(500)
Outstanding at December 31 (in shares) | shares	4,779	4,949	3,386